Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 333
EBP, Accounting Policy [Line Items]
Schedule of Financial Instruments in the Master Trust Measured at Fair Value
The following table presents the financial instruments in the Master Trust (see footnote 3 for discussion of the Master Trust) measured at fair value on a recurring basis, based on the fair value hierarchy as of December 31, 2025.

	Basis of Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Fair Value Measurements:
Investments in registered investment companies	309,745	—	—	309,745
NVR, Inc common stock	1,256,922	—	—	1,256,922
Self-directed brokerage accounts	38,321	—	—	38,321
Cash	111	—	—	111
Total investments measured in the fair value hierarchy	$1,605,099	$—	$—	$1,605,099
Investments measured at net asset value (1):
Investments in common/collective trusts	—	—	—	660,462
Total investments in the Master Trust	$1,605,099	$—	$—	$2,265,561

The following table presents the financial instruments in the Master Trust measured at fair value on a recurring basis, based on the fair value hierarchy as of December 31, 2024.

	Basis of Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Fair Value Measurements:
Investments in registered investment companies	252,895	—	—	252,895
NVR, Inc common stock	1,463,267	—	—	1,463,267
Self-directed brokerage accounts	29,501	—	—	29,501
Cash	117	—	—	117
Total investments measured in the fair value hierarchy	$1,745,780	$—	$—	$1,745,780
Investments measured at net asset value (1):
Investments in common/collective trusts	—	—	—	569,743
Total investments in the Master Trust	$1,745,780	$—	$—	$2,315,523
(1)    The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the total of investments in the Master Trust at fair value as presented in Note 3.